Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	$ 17,000	$ 20,580
Long-term debt	$ (1,824,012)	$ (1,791,226)
Shipbuilding supervision and crew training services | Shell
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate over remaining duration of contract	8.00%	8.00%
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted joint ventures (note 6)	$ 307,380	$ 272,514
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(369,917)	(368,612)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	299,353	243,173
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,454,095)	(1,422,614)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	496	1,080
Interest rate swap agreements – liabilities	(84,749)	(87,681)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swaption agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaption agreements – assets	154	3,283
Interest rate swaption agreements – liabilities	(959)	(4,230)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	1,180	0
Cross-currency swap agreements – liabilities	(63,084)	(99,786)
Carrying Amount Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	17,000	20,580
Carrying Amount Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	7,052	10,985
Carrying Amount Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	2,235	2,134
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(374,472)	(366,418)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	299,353	243,173
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,414,023)	(1,381,287)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	496	1,080
Interest rate swap agreements – liabilities	(84,749)	(87,681)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swaption agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaption agreements – assets	154	3,283
Interest rate swaption agreements – liabilities	(959)	(4,230)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	1,180	0
Cross-currency swap agreements – liabilities	(63,084)	(99,786)
Fair Value Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	17,000	20,580
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	7,021	10,944
Fair Value Asset (Liability) | Level 3 | Shipbuilding supervision and crew training services | Shell
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	7,000	10,900
Fair Value Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	$ 2,235	$ 2,134